Employee Benefits, Fair Value Level 3 Pension and Other Benefit Plan Assets and Defined Contribution Retirement Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan [Abstract]
Defined contribution retirement plan expense	$ 1,000	$ 1,100	$ 1,100
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of period	11,581
Fair value of plan assets at end of period	8,600	11,581
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of period	11	12
Gains (losses)	0	6
Purchases, sales and settlements (net)	0	(8)
Transfer into/(out of) Level 3	(1)	1
Fair value of plan assets at end of period	10	11	12
Other benefits [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of period	550	549
Fair value of plan assets at end of period	476	550	549
Other benefits [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of period	24	24
Gains (losses)	0	0
Purchases, sales and settlements (net)	0	0
Transfer into/(out of) Level 3	0	0
Fair value of plan assets at end of period	$ 24	$ 24	$ 24
Wells Fargo And Company 401(k) Plan [Member] | United States [Member]
Defined Contribution Plan [Abstract]
Service period for employee to be eligible to contribute to 401(k) plan	1 month	1 month	1 month
Percentage of employee contribution	50.00%	50.00%	50.00%
Service period for employees to be eligible for company matching contributions, employed in benefit-eligible position on December 15	1 year	1 year
Service period for employee to be eligible for company matching contributions			1 year
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Maximum [Member]
Defined Contribution Plan [Abstract]
Percentage of employer match (up to 6%)	6.00%	6.00%	6.00%
Percentage of discretionary profit sharing contribution (up to 4%)			4.00%
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees hired 12/31/2020 and prior [Member]
Defined Contribution Plan [Abstract]
Profit sharing contribution, vesting percentage			100.00%
Matching contribution, no vesting period, vesting percentage			100.00%
Profit sharing contribution, vesting period			3 years
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees hired after 12/31/2020 [Member]
Defined Contribution Plan [Abstract]
Profit sharing contribution, vesting percentage	100.00%	100.00%
Matching contribution, vesting after three years, vesting percentage	100.00%	100.00%
Profit sharing contribution, vesting period	3 years	3 years
Matching contribution, vesting period	3 years	3 years
Wells Fargo And Company 401(k) Plan [Member] | United States [Member] | Employees With Annual Compensation Of Less Than $75,000 [Member]
Defined Contribution Plan [Abstract]
Percentage of non-discretionary profit sharing contribution (up to 1%)	1.00%	1.00%